UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 29, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Flexible Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 29, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 29, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	46.37%
Aa1	0.11
Aa2	1.01
Aa3	0.37
A1	1.50
A2	3.45
A3	0.95
Baa1	2.28
Baa2	3.85
Baa3	6.28
Ba1	3.10
Ba2	2.07
Ba3	1.34
B1	1.06
B2	0.70
B3	1.04
CCC, CC, C	0.45
Equities	1.07
Not Rated	7.51
Short Term Investments	15.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 29, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/21)	(10/29/21)	(05/01/21 – 10/29/21)
Institutional Class
Actual	$1,000.00	$1,005.40	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.27
Investor Class
Actual	$1,000.00	$1,004.10	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.88
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares and 0.77% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.68%
$ 105,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	$ 104,785
	Ally Auto Receivables Trust
	Series 2019-1 Class A3
149,007	2.91%, 09/15/2023	150,159
	Series 2019-2 Class A3
14,005	2.23%, 01/16/2024	14,109
	Series 2019-4 Class A3
32,138	1.84%, 06/17/2024	32,365
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
10,000	2.89%, 09/12/2025	10,183
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	865,101
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	85,641
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,987,018
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,737,249
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,697,146
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,433,141
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,183
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,338
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,106
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	20,263
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	356,203
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	120,631
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	380,082
3,400,000	Apidos XXXVII Ltd(b)(c) Series 2021-37A Class B 1.73%, 10/22/2034 3-mo. LIBOR + 1.60%	3,401,044
210,000	Aqua Finance Trust(b) Series 2021-A Class B 2.40%, 07/17/2046	211,325
2,500,000	Ares Ltd(b)(c) Series 2021-60A Class C 2.07%, 07/18/2034 3-mo. LIBOR + 1.95%	2,503,825
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	558,913
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-1A Class C
$ 100,000	4.73%, 09/20/2024	$ 104,972
	Series 2019-1A Class C
258,333	4.53%, 03/20/2023	260,264
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	137,395
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	939,822
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	219,011
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	117,942
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	103,791
575,000	Bain Capital Credit Ltd(b)(c) Series 2020-4A Class C 2.83%, 10/20/2033 3-mo. LIBOR + 2.70%	576,676
1,500,000	Barings Ltd(b)(c) Series 2020-4A Class C 2.28%, 01/20/2032 3-mo. LIBOR + 2.15%	1,500,891
2,900,000	BlueMountain Ltd(b)(c) Series 2021-33A Class B 1.83%, 11/20/2034 3-mo. LIBOR + 1.70%	2,900,890
355,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	357,591
93,982	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	94,361
549,290	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	549,205
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2013-2A Class CR
25,000	1.77%, 01/18/2029 3-mo. LIBOR + 1.65%	24,844
	Series 2021-1A Class B
2,000,000	1.92%, 04/15/2034 3-mo. LIBOR + 1.80%	1,992,254
	Series 2021-3SA Class A2
2,000,000	1.62%, 04/15/2034 3-mo. LIBOR + 1.50%	1,993,486
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,140
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,112
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	15,851
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,118
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,833,760

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1 Class D
$ 500,000	1.28%, 07/15/2027	$ 493,999
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
550,000	1.02%, 06/12/2028	546,571
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	543,105
211,566	Castlelake Aircraft Structured Trust(b) Series 2017-1R Class A 2.74%, 08/15/2041	210,528
798,183	CLI Funding LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	782,087
585,000	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	587,599
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
246,991	3.04%, 01/25/2047	251,799
	Series 2020-1 Class A
63,754	1.69%, 10/25/2051	62,764
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.71%, 05/15/2052(d)	664,264
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	155,178
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	312,601
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	220,000
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	301,745
	Series 2020-3A Class A
250,000	1.24%, 10/15/2029	251,120
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	506,041
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	397,175
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	248,280
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,453,591
	DB Master Finance LLC(b)
	Series 2019-1A Class A23
419,440	4.35%, 05/20/2049	453,054
	Series 2021-1A Class A2II
1,040,000	2.49%, 11/20/2051	1,041,622
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 230,000	Dell Equipment Finance Trust(b) Series 2020-2 Class D 1.92%, 03/23/2026	$ 233,239
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
190,575	4.12%, 07/25/2047	202,169
	Series 2018-1A Class A2II
388,000	4.33%, 07/25/2048	413,081
	Series 2021-1A Class A2I
1,114,400	2.66%, 04/25/2051	1,139,901
	Drive Auto Receivables Trust
	Series 2018-3 Class D
2,859	4.30%, 09/16/2024	2,903
	Series 2019-3 Class D
750,000	3.18%, 10/15/2026	769,445
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,107
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,541,333
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	1,028,350
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	499,296
	Series 2021-2 Class D
3,360,000	1.39%, 03/15/2029	3,322,395
955,000	Dryden Senior Loan(b)(c) Series 2017-50A Class C 2.37%, 07/15/2030 3-mo. LIBOR + 2.25%	957,376
	DT Auto Owner Trust(b)
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	10,260
	Series 2020-3A Class C
345,000	1.47%, 06/15/2026	347,045
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	3,137,467
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,950,832
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,717,008
197,656	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	195,694
105,000	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	104,418
100,000	ELFI Graduate Loan Program LLC(b) Series 2021-A Class B 2.09%, 12/26/2046	99,324
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
20,000	2.58%, 09/15/2025(b)	20,415
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,438,606

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3A Class D
$ 1,115,000	1.55%, 06/15/2027	$ 1,102,016
	First Investors Auto Owner Trust(b)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	359,230
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	413,093
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	1,022,473
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	526,869
	Series 2021-SFR1 Class E2
440,000	2.49%, 08/17/2038	433,331
	Series 2021-SFR2 Class E1
460,000	2.26%, 09/17/2038	449,987
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	219,615
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	87,338
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,356
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	15,281
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	191,849
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	249,945
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	307,205
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	468,806
	Ford Credit Auto Owner Trust
	Series 2018-A Class A4
1,095,811	3.16%, 10/15/2023	1,102,618
	Series 2019-C Class A3
6,963	1.87%, 03/15/2024	7,020
	Series 2020-B Class A3
35,000	0.56%, 10/15/2024	35,059
	Series 2020-C Class A3
440,000	0.41%, 07/15/2025	439,056
	Series 2021-A Class A3
1,855,000	0.30%, 08/15/2025	1,846,711
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	520,691
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class D
$ 360,000	1.92%, 09/15/2027	$ 357,282
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	99,702
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	490,875
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
165,000	2.37%, 09/17/2038	162,260
	Series 2021-SFR1 Class E2
140,000	2.52%, 09/17/2038	137,684
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
10,000	2.72%, 11/17/2025	10,214
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,282,099
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	538,730
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	775,702
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
12,623	1.75%, 07/16/2024	12,712
	Series 2020-1 Class A3
7,497	1.84%, 09/16/2024	7,565
	Series 2020-4 Class A3
10,000	0.38%, 08/18/2025	9,984
	Series 2021-1 Class A3
620,000	0.35%, 10/16/2025	617,894
	Series 2021-2 Class A3
1,550,000	0.51%, 04/16/2026	1,544,143
299,250	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	298,864
	Home Partners of America Trust(b)
	Series 2021-1 Class E
98,980	2.58%, 09/17/2041	97,544
	Series 2021-2 Class E1
1,320,000	2.85%, 12/17/2026	1,320,000
	Series 2021-2 Class E2
635,000	2.95%, 12/17/2026	635,000
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
155,888	1.83%, 01/18/2024	157,324
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	30,462
	Series 2020-3 Class A3
5,000	0.37%, 10/18/2024	4,997
	Series 2021-1 Class A3
1,075,000	0.27%, 04/21/2025	1,070,121

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 190,000	HPEFS Equipment Trust(b) Series 2021-1A Class D 1.03%, 03/20/2031	$ 188,443
	Invitation Homes Trust(b)(c)
	Series 2018-SFR2 Class B
164,974	1.17%, 06/17/2037 1-mo. LIBOR + 1.08%	165,197
	Series 2018-SFR3 Class B
99,991	1.24%, 07/17/2037 1-mo. LIBOR + 1.15%	100,155
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
208,010	1.17%, 09/25/2028	207,745
	Series 2021-3 Class D
264,627	1.01%, 02/26/2029	263,216
2,250,000	KKR Ltd(b)(c) Series 31A Class B 1.63%, 04/20/2034 3-mo. LIBOR + 1.50%	2,250,988
547,200	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	543,084
1,250,000	LCM XVI LP(b)(c) Series 16A Class CR2 2.27%, 10/15/2031 3-mo. LIBOR + 2.15%	1,243,386
	Legacy Mortgage Asset Trust(b)(e)
	Series 2019-GS3 Class A1
69,408	3.75%, 04/25/2059	69,789
	Series 2019-GS4 Class A1
412,209	3.44%, 05/25/2059	412,509
2,000,000	Madison Park Funding XLVIII Ltd(b)(c) Series 2021-48A Class C 2.12%, 04/19/2033 3-mo. LIBOR + 2.00%	2,000,088
2,500,000	Magnetite XXII Ltd(b)(c) Series 2019-22A Class CR 2.07%, 04/15/2031 3-mo. LIBOR + 1.95%	2,501,148
1,427,496	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,419,266
	Marathon Ltd(b)(c)
	Series 2020-15A Class A2A
250,000	2.42%, 11/15/2031 3-mo. LIBOR + 2.30%	250,021
	Series 2021-16A Class A2
2,250,000	1.82%, 04/15/2034 3-mo. LIBOR + 1.70%	2,242,067
	Marlette Funding Trust(b)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	118,879
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	307,040
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 455,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	$ 455,804
135,010	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	123,921
100,000	Mission Lane Credit Card Master Trust(b) Series 2021-A Class B 2.24%, 09/15/2026	99,805
1,021,446	MVW LLC(b) Series 2021-1WA Class C 1.94%, 01/22/2041	1,012,717
40,244	MVW Owner Trust(b) Series 2019-1A Class C 3.33%, 11/20/2036	40,761
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
91,554	1.31%, 01/15/2069	91,807
	Series 2021-A Class A
534,406	0.84%, 05/15/2069	530,697
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	716,233
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	229,568
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	500,415
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	195,296
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	100,589
	Nissan Auto Receivables Owner Trust
	Series 2019-A Class A3
273,692	2.90%, 10/16/2023	276,250
	Series 2019-C Class A3
3,838	1.93%, 07/15/2024	3,872
	Series 2020-A Class A3
30,000	1.38%, 12/16/2024	30,259
	Series 2020-B Class A3
2,025,000	0.55%, 07/15/2024	2,027,642
2,250,000	OneMain Direct Auto Receivables Trust(b) Series 2021-1A Class D 1.62%, 11/14/2030	2,232,770
	OneMain Financial Issuance Trust(b)
	Series 2016-3A Class A
62,527	3.83%, 06/18/2031	62,872
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	270,414
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	206,920
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	346,174

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 330,000	Prestige Auto Receivables Trust(b) Series 2020-1A Class E 3.67%, 02/15/2028	$ 337,184
	Progress Residential Trust(b)
	Series 2019-SFR1 Class E
195,000	4.47%, 08/17/2035	195,914
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	460,203
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	164,467
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	139,431
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	99,384
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	98,755
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	226,134
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	97,979
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	297,279
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	153,598
	Series 2021-SFR7 Class E1
480,000	2.59%, 08/17/2040	469,285
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	97,767
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	165,000
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	115,000
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,178
	Series 2020-1 Class C
220,000	4.11%, 12/15/2025	228,146
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	418,456
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	213,664
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	5,050
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 40,000	1.48%, 01/15/2027	$ 40,319
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,493,075
	Series 2021-2 Class D
1,825,000	1.35%, 07/15/2027	1,823,906
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	1,021,823
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,647,709
100,000	SCF Equipment Leasing LLC(b) Series 2021-1A Class D 1.93%, 09/20/2030	98,675
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
176,284	3.12%, 05/20/2036	178,884
	Series 2019-3A Class C
119,037	3.00%, 08/20/2036	119,887
	Series 2021-1A Class C
98,411	1.79%, 11/20/2037	97,716
965,477	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	958,665
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
958,724	2.23%, 09/15/2037	976,411
	Series 2021-A Class A2A2
595,000	0.81%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	597,417
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	347,490
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	324,633
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	128,943
100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	103,904
995,000	Taco Bell Funding LLC(b) Series 2021-1A Class A2II 2.29%, 08/25/2051	993,032
388,133	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	380,071
414,425	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	402,275
	Towd Point Mortgage Trust(b)(d)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	294,074
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	273,491

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-3 Class A2
$ 100,000	3.00%, 07/25/2057	$ 102,974
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	708,263
	Series 2019-4 Class A1
657,202	2.90%, 10/25/2059	675,845
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	104,626
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	130,106
	Toyota Auto Receivables Owner Trust
	Series 2019-A Class A3
364,125	2.91%, 07/17/2023	367,487
	Series 2019-D Class A3
20,168	1.92%, 01/16/2024	20,343
	Series 2020-A Class A3
1,303,359	1.66%, 05/15/2024	1,313,876
	Series 2020-C Class A3
10,000	0.44%, 10/15/2024	10,004
	Series 2020-D Class A3
10,000	0.35%, 01/15/2025	9,986
	Series 2021-A Class A2
397,867	0.16%, 07/17/2023	397,793
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	5,105
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	98,529
869,631	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	852,028
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
396,438	2.29%, 12/26/2050	396,825
	Series 2021-NPL5 Class A1
951,962	1.87%, 08/25/2051	949,457
	Series 2021-NPL6 Class A1
1,606,256	1.92%, 09/25/2051	1,602,489
	Venture Ltd(b)(c)
	Series 2017-28AA Class C1
1,000,000	2.53%, 10/20/2029 3-mo. LIBOR + 2.40%	1,000,645
	Series 2018-32A Class C
25,000	2.07%, 07/18/2031 3-mo. LIBOR + 1.95%	24,780
	Series 2021-42A Class B
2,250,000	1.67%, 04/15/2034 3-mo. LIBOR + 1.55%	2,250,981
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 189,548	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	$ 189,268
531,104	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	529,799
461,792	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	460,999
350,456	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	349,634
888,796	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	886,228
1,000,000	Voya Ltd(b)(c) Series 2019-3A Class C 2.72%, 10/17/2032 3-mo. LIBOR + 2.60%	1,000,487
535,045	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	523,312
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
168,437	3.88%, 03/15/2048	177,927
	Series 2021-1A Class A2I
528,675	2.37%, 06/15/2051	529,788
	Series 2021-1A Class A2II
99,750	2.78%, 06/15/2051	101,654
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	10,216
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	507,015
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	615,982
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	1,024,112
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	530,548
888,891	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	885,920
199,000	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	204,918
1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	988,364
TOTAL ASSET-BACKED SECURITIES — 9.68% (Cost $148,872,528)		$ 148,188,074

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 1.38%
$ 1,005,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	$ 1,055,250
400,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	396,004
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	448,178
2,415,000	2.63%, 09/10/2030	2,379,877
425,000	2.88%, 03/17/2031	423,863
855,000	Ashland LLC(b) 3.38%, 09/01/2031	844,312
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	416,052
415,000	5.88%, 01/31/2050	441,664
1,790,000	First Quantum Minerals Ltd(b) 6.88%, 10/15/2027	1,910,825
1,070,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	1,083,375
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,206
410,000	4.25%, 03/01/2030	432,550
5,000	4.63%, 08/01/2030(f)	5,406
1,180,000	5.40%, 11/14/2034	1,441,488
95,000	5.45%, 03/15/2043	119,510
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	5,404
10,000	3.88%, 10/27/2027	10,776
35,000	4.88%, 03/12/2029	40,035
3,090,000	2.50%, 09/01/2030	3,022,468
2,325,000	2.85%, 04/27/2031(f)	2,328,019
300,000	2.63%, 09/23/2031	292,397
635,000	Novelis Corp 4.75%, 01/30/2030	660,400
958,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	942,442
	SPCM SA(b)
265,000	3.13%, 03/15/2027	262,019
245,000	3.38%, 03/15/2030	239,487
455,000	Steel Dynamics Inc 3.45%, 04/15/2030	488,824
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,281,600
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	126,750
		21,104,181
Communications — 4.73%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,858,252
675,000	AMC Networks Inc 4.25%, 02/15/2029	664,875
1,320,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	1,329,717
235,000	Block Communications Inc(b) 4.88%, 03/01/2028	239,700
Principal Amount(a)		Fair Value
Communications — (continued)
	CCO Holdings LLC / CCO Holdings Capital Corp
$ 3,000	5.50%, 05/01/2026(b)	$ 3,099
50,000	5.13%, 05/01/2027(b)	51,813
505,000	4.50%, 08/15/2030(b)	514,029
1,690,000	4.25%, 02/01/2031(b)	1,682,395
290,000	4.50%, 05/01/2032	291,372
2,890,000	4.25%, 01/15/2034(b)	2,802,751
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	11,835
4,530,000	4.80%, 03/01/2050	5,148,820
1,405,000	4.40%, 12/01/2061	1,491,938
2,260,000	3.95%, 06/30/2062	2,212,758
640,000	Clear Channel Outdoor Holdings Inc(b) 7.50%, 06/01/2029	654,640
880,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	902,660
	CommScope Inc(b)
85,000	7.13%, 07/01/2028	83,831
1,090,000	4.75%, 09/01/2029	1,069,508
2,045,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,897,432
	CSC Holdings LLC(b)
200,000	4.13%, 12/01/2030	191,500
3,410,000	4.63%, 12/01/2030	3,124,412
735,000	DISH DBS Corp 5.13%, 06/01/2029	707,437
	Expedia Group Inc
4,920,000	3.25%, 02/15/2030	5,058,257
85,000	2.95%, 03/15/2031	85,746
1,220,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	1,180,350
	iHeartCommunications Inc
60,000	6.38%, 05/01/2026	62,400
930,000	8.38%, 05/01/2027	990,450
420,000	5.25%, 08/15/2027(b)	428,971
650,000	4.75%, 01/15/2028(b)	654,063
	Lamar Media Corp
170,000	3.75%, 02/15/2028	171,836
650,000	4.00%, 02/15/2030	659,906
1,291,500	Millicom International Cellular SA(b) 5.13%, 01/15/2028	1,347,680
	Netflix Inc
165,000	4.88%, 04/15/2028	189,027
35,000	5.88%, 11/15/2028	42,602
45,000	6.38%, 05/15/2029	56,756
55,000	5.38%, 11/15/2029(b)	66,340
2,840,000	4.88%, 06/15/2030(b)	3,337,000
435,000	Nokia OYJ 4.38%, 06/12/2027	467,625

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	$ 506,219
	SoftBank Group Corp
800,000	4.63%, 07/06/2028	786,684
340,000	5.25%, 07/06/2031	340,163
235,000	Sprint Capital Corp 6.88%, 11/15/2028	297,143
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,657,543
4,475,000	4.50%, 09/15/2042	4,891,660
	T-Mobile USA Inc
2,155,000	3.38%, 04/15/2029	2,214,262
2,245,000	3.88%, 04/15/2030	2,454,691
2,640,000	3.50%, 04/15/2031	2,732,136
	Uber Technologies Inc(b)
10,000	7.50%, 05/15/2025	10,660
15,000	8.00%, 11/01/2026	15,966
395,000	7.50%, 09/15/2027	432,071
2,115,000	6.25%, 01/15/2028(f)	2,271,087
7,830,000	4.50%, 08/15/2029	7,880,308
1,105,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,098,743
		72,323,119
Consumer, Cyclical — 3.06%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	5,194
325,000	3.88%, 01/15/2028	324,214
1,675,000	4.00%, 10/15/2030	1,622,623
1,365,000	7-Eleven Inc(b) 0.80%, 02/10/2024	1,355,613
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	845,900
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
205,000	5.50%, 04/20/2026	215,045
235,000	5.75%, 04/20/2029	252,919
	American Airlines Pass Through Trust
	Series 2016-1 Class B
5,257	5.25%, 01/15/2024	5,180
	Series 2017-2 Class B
3,231	3.70%, 10/15/2025	3,139
	Series 2016-3 Class B
19,394	3.75%, 10/15/2025	18,650
	Series 2019-1 Class B
21,461	3.85%, 02/15/2028	20,449
	Series 2016-3 Class A
146,616	3.25%, 10/15/2028	142,772
	Series 2017-2 Class A
4,053	3.60%, 10/15/2029	3,960
	American Honda Finance Corp
45,000	1.95%, 05/20/2022	45,397
1,530,000	0.55%, 07/12/2024	1,513,053
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 40,000	AutoNation Inc 4.75%, 06/01/2030	$ 46,466
10,000	AutoZone Inc 3.63%, 04/15/2025	10,742
4,338	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	4,318
	Carnival Corp(b)
1,330,000	5.75%, 03/01/2027	1,353,275
625,000	6.00%, 05/01/2029	624,609
	Carvana Co(b)
430,000	5.63%, 10/01/2025	439,137
955,000	5.88%, 10/01/2028(f)	971,712
	Ford Motor Co
10,000	8.50%, 04/21/2023	10,965
870,000	9.00%, 04/22/2025	1,046,175
930,000	9.63%, 04/22/2030	1,339,786
	General Motors Co
295,000	5.20%, 04/01/2045	368,528
1,345,000	5.40%, 04/01/2048	1,710,560
2,200,000	5.95%, 04/01/2049	2,991,238
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(g)	69,150
35,000	5.75%, Perpetual(g)	37,888
585,000	1.05%, 03/08/2024	583,744
1,010,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	988,007
100,000	Goodyear Tire & Rubber Co(f) 4.88%, 03/15/2027	106,350
	Hilton Domestic Operating Co Inc(b)
1,305,000	4.00%, 05/01/2031	1,311,244
110,000	3.63%, 02/15/2032	107,317
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	509,875
535,000	4.88%, 07/01/2031	532,261
5,000	Hyatt Hotels Corp 5.75%, 04/23/2030	6,021
1,533,141	JetBlue Pass Through Trust Series 2020-1 Class A 4.00%, 11/15/2032	1,682,026
5,000	Lennar Corp(f) 4.75%, 11/29/2027	5,683
365,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	378,231
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,667
175,000	4.63%, 06/15/2030	199,282
1,310,000	2.85%, 04/15/2031	1,319,303
400,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	400,000
165,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	162,319

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 485,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	$ 486,212
515,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	519,506
325,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	316,875
230,000	PulteGroup Inc 6.00%, 02/15/2035	297,398
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	213,400
1,375,000	5.50%, 04/01/2028	1,399,062
	Scientific Games International Inc(b)
920,000	7.00%, 05/15/2028	994,014
35,000	7.25%, 11/15/2029(f)	39,553
3,240,000	Target Corp 2.25%, 04/15/2025	3,361,007
	Toyota Motor Credit Corp
3,745,000	0.50%, 08/14/2023	3,742,386
1,470,000	0.50%, 06/18/2024	1,453,897
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(b)	134,002
65,000	6.00%, 04/01/2027	70,688
510,000	4.63%, 03/01/2030(b)	529,186
645,000	4.63%, 03/01/2030	669,265
	United Airlines Inc(b)
190,000	4.38%, 04/15/2026	196,549
640,000	4.63%, 04/15/2029	659,827
184,090	United Airlines Pass Through Trust Series 2020-1 Class B 4.88%, 01/15/2026	193,665
3,460,000	Volkswagen Group of America Finance LLC(b) 0.88%, 11/22/2023	3,457,264
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	1,104,862
650,000	3.63%, 03/15/2031	642,427
680,000	4.63%, 01/31/2032	707,200
		46,884,232
Consumer, Non-Cyclical — 3.27%
1,275,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	1,319,957
470,000	Ashtead Capital Inc(b) 4.25%, 11/01/2029	509,263
1,400,000	Avantor Funding Inc(b) 3.88%, 11/01/2029	1,399,552
	Bausch Health Cos Inc(b)
145,000	5.25%, 01/30/2030	130,866
625,000	5.25%, 02/15/2031	561,738
230,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	223,388
	Centene Corp
380,000	3.00%, 10/15/2030	386,224
1,590,000	2.50%, 03/01/2031	1,550,250
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,030,000	2.63%, 08/01/2031	$ 1,013,232
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	156,550
160,000	4.00%, 03/15/2031	165,400
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,977,459
287,974	CVS Pass Through Trust(b)(f) Series 2014 4.16%, 08/11/2036	315,482
215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	216,461
40,000	Encompass Health Corp 4.75%, 02/01/2030	41,000
235,000	Gartner Inc(b) 3.75%, 10/01/2030	238,231
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,744,394
	HCA Inc
1,210,000	4.13%, 06/15/2029	1,340,174
1,675,000	3.50%, 09/01/2030	1,761,514
1,070,000	Hologic Inc(b) 3.25%, 02/15/2029	1,061,306
1,000,000	IHS Markit Ltd 4.25%, 05/01/2029	1,138,713
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	205,500
395,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.75%, 12/01/2031	404,381
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	6,180
1,245,000	5.20%, 07/15/2045	1,583,445
4,520,000	4.38%, 06/01/2046	5,276,194
25,000	4.88%, 10/01/2049	30,958
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	42,924
1,310,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	1,296,638
1,250,000	NBM US Holdings Inc(b) 7.00%, 05/14/2026	1,323,125
2,550,000	PayPal Holdings Inc 1.35%, 06/01/2023	2,582,257
1,590,000	PepsiCo Inc 0.40%, 10/07/2023	1,584,696
	Pilgrim's Pride Corp(b)
265,000	5.88%, 09/30/2027	279,408
885,000	3.50%, 03/01/2032	887,213
	Post Holdings Inc
5,000	5.75%, 03/01/2027(b)	5,188
40,000	5.75%, 03/01/2027	41,500
635,000	4.63%, 04/15/2030(b)	638,175
55,000	Sabre Global Inc(b) 9.25%, 04/15/2025	63,561
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	1,020,273
530,000	Square Inc(b)(f) 3.50%, 06/01/2031	543,250

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Tenet Healthcare Corp(b)
$ 5,000	4.88%, 01/01/2026	$ 5,125
335,000	6.25%, 02/01/2027	347,981
295,000	4.63%, 06/15/2028	305,694
315,000	6.13%, 10/01/2028	330,734
125,000	Teva Pharmaceutical Finance Co LLC(f) 6.15%, 02/01/2036	133,795
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.80%, 07/21/2023	10,073
5,335,000	3.15%, 10/01/2026	5,028,237
1,850,000	4.10%, 10/01/2046	1,526,250
1,015,000	TriNet Group Inc(b) 3.50%, 03/01/2029	1,017,659
	Unilever Capital Corp
2,070,000	3.00%, 03/07/2022	2,089,148
1,300,000	2.60%, 05/05/2024	1,354,287
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,413
860,000	4.00%, 07/15/2030	877,449
		50,097,865
Diversified — 0.06%
825,583	CVS Pass Through Trust(b) Series 2013 4.70%, 01/10/2036	935,984
Energy — 1.58%
3,075,000	Aker BP ASA(b) 4.00%, 01/15/2031	3,341,028
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	17,143
1,075,000	3.70%, 11/15/2029	1,153,396
	Continental Resources Inc
140,000	3.80%, 06/01/2024	147,000
870,000	5.75%, 01/15/2031(b)	1,041,825
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	351,099
855,000	Ecopetrol SA 4.63%, 11/02/2031	848,588
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	486,000
625,000	5.88%, 03/30/2031	632,813
1,085,000	Energy Transfer LP 3.75%, 05/15/2030	1,156,427
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	26,097
445,000	5.45%, 06/01/2047	445,000
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,354,758
	EQT Corp
70,000	3.13%, 05/15/2026(b)	70,525
340,000	5.00%, 01/15/2029	377,721
Principal Amount(a)		Fair Value
Energy — (continued)
$ 155,000	3.63%, 05/15/2031(b)	$ 158,294
725,000	Exxon Mobil Corp 1.90%, 08/16/2022	734,263
1,625,000	Hess Corp 5.60%, 02/15/2041	2,047,770
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	265,000
925,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	996,688
	Lundin Energy Finance BV(b)
835,000	2.00%, 07/15/2026	832,003
605,000	3.10%, 07/15/2031(f)	609,701
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	185,138
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	149,006
490,000	8.88%, 07/15/2030	663,950
	Ovintiv Inc
125,000	8.13%, 09/15/2030	171,484
30,000	7.20%, 11/01/2031	40,186
30,000	7.38%, 11/01/2031	40,623
100,000	6.50%, 08/15/2034	134,944
470,000	6.63%, 08/15/2037	638,616
45,000	6.50%, 02/01/2038	61,019
75,000	Petroleos Mexicanos(f) 5.95%, 01/28/2031	73,785
	Plains All American Pipeline LP / PAA Finance Corp
650,000	3.55%, 12/15/2029	678,198
585,000	4.30%, 01/31/2043	603,208
735,000	4.70%, 06/15/2044	796,604
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	928,669
225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 4.00%, 01/15/2032	232,193
1,475,000	Valero Energy Partners LP 4.50%, 03/15/2028	1,657,225
65,000	Western Midstream Operating LP 6.50%, 02/01/2050	77,804
		24,225,791
Financial — 9.81%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	2,035,370
930,000	3.00%, 10/29/2028	942,956
1,165,000	3.30%, 01/30/2032	1,185,689
1,320,000	AIG Global Funding(b) 0.65%, 06/17/2024	1,306,539
	Air Lease Corp
825,000	4.65%, Perpetual(f)(g)	852,844

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 10,000	3.38%, 07/01/2025	$ 10,539
825,000	3.00%, 02/01/2030	834,409
3,935,000	3.13%, 12/01/2030	4,019,071
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(g)	353,625
20,000	4.25%, 06/15/2026	21,691
	Ally Financial Inc
2,260,000	4.70%, Perpetual(g)	2,321,207
5,000	3.88%, 05/21/2024	5,331
225,000	4.63%, 03/30/2025	247,666
1,360,000	5.80%, 05/01/2025	1,549,693
270,000	5.75%, 11/20/2025	306,506
615,000	2.20%, 11/02/2028	607,124
2,970,000	8.00%, 11/01/2031	4,252,516
185,000	American Homes 4 Rent REIT 2.38%, 07/15/2031	182,155
320,000	American International Group Inc 4.20%, 04/01/2028	361,859
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	271,010
1,385,000	2.75%, 01/15/2027	1,370,821
	Ares Capital Corp
1,845,000	2.88%, 06/15/2028	1,852,857
2,030,000	3.20%, 11/15/2031	2,022,993
	Athene Global Funding(b)
980,000	1.61%, 06/29/2026	969,287
230,000	2.55%, 11/19/2030	228,853
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	3,112,669
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	499,528
240,000	1.95%, 01/30/2026	236,895
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	248,625
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,193,274
1,200,000	2.75%, 12/03/2030	1,177,467
	Bank of America Corp
75,000	3.00%, 12/20/2023	76,963
2,590,000	0.52%, 06/14/2024	2,577,438
295,000	0.81%, 10/24/2024	294,623
3,975,000	4.18%, 11/25/2027	4,379,341
	Barclays PLC
1,240,000	4.38%, Perpetual(g)	1,219,912
2,555,000	3.56%, 09/23/2035	2,635,268
2,745,000	Blackstone Secured Lending Fund(b) 2.13%, 02/15/2027	2,684,371
2,370,000	BNP Paribas SA(b) 1.68%, 06/30/2027	2,336,931
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	59,959
25,000	4.13%, 05/15/2029	27,930
1,795,000	4.05%, 07/01/2030	1,983,985
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	$ 387,125
2,030,000	Citigroup Inc 3.50%, 05/15/2023	2,112,679
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	180,753
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	145,559
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	540,145
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	3,337,194
990,000	Credit Suisse AG 0.50%, 02/02/2024	981,909
3,010,000	Crown Castle International Corp REIT 2.50%, 07/15/2031	2,984,116
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	386,554
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,900,315
745,000	3.55%, 09/18/2031	788,300
1,200,000	3.73%, 01/14/2032	1,230,050
450,000	3.04%, 05/28/2032	454,764
395,000	EPR Properties REIT 3.60%, 11/15/2031	395,965
2,400,000	Equinix Inc REIT 1.45%, 05/15/2026	2,371,461
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	22,527
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,888,158
	FS KKR Capital Corp
585,000	3.40%, 01/15/2026	601,412
1,220,000	3.13%, 10/12/2028	1,202,107
1,865,000	GE Capital Funding LLC 4.40%, 05/15/2030	2,179,766
1,935,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	2,354,110
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	1,046,825
	Goldman Sachs Group Inc
1,510,000	0.48%, 01/27/2023	1,505,885
2,895,000	0.63%, 11/17/2023	2,891,669
2,580,000	0.66%, 09/10/2024	2,566,501
13,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	13,760
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,364
10,000	6.25%, 05/15/2026	10,475
1,315,000	5.25%, 05/15/2027	1,367,600
1,685,000	4.38%, 02/01/2029	1,692,448
215,000	Intesa Sanpaolo SpA(b) 4.20%, 06/01/2032	216,743

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Iron Mountain Inc REIT(b)
$ 5,000	5.00%, 07/15/2028	$ 5,150
1,580,000	5.25%, 07/15/2030	1,649,852
1,340,000	JPMorgan Chase & Co 1.58%, 04/22/2027	1,326,999
2,585,000	KeyBank NA 0.43%, 06/14/2024	2,573,184
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,832
310,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 5.25%, 10/01/2025	312,325
	Logan Group Co Ltd
200,000	4.25%, 07/12/2025	175,000
205,000	4.85%, 12/14/2026	178,312
890,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 3.88%, 02/15/2029	942,528
	Morgan Stanley
1,910,000	0.53%, 01/25/2024	1,905,981
2,755,000	0.79%, 01/22/2025	2,739,055
2,470,000	4.35%, 09/08/2026	2,744,864
360,000	Nasdaq Inc 0.45%, 12/21/2022	359,542
1,140,000	National Securities Clearing Corp(b) 0.40%, 12/07/2023	1,133,951
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,564,779
1,280,000	Natwest Group PLC 1.64%, 06/14/2027	1,264,541
	Navient Corp
95,000	7.25%, 09/25/2023	103,431
1,015,000	5.00%, 03/15/2027	1,035,026
825,000	5.63%, 08/01/2033	782,669
1,840,000	New York Life Global Funding(b) 0.85%, 01/15/2026	1,800,822
620,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	617,338
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	27,031
910,000	5.38%, 11/15/2029	971,425
	Owl Rock Capital Corp
915,000	2.63%, 01/15/2027	905,394
1,670,000	2.88%, 06/11/2028	1,647,065
1,345,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,331,407
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,432
Principal Amount(a)		Fair Value
Financial — (continued)
$ 110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	$ 116,734
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
2,460,000	2.88%, 10/15/2026	2,443,088
220,000	3.63%, 03/01/2029	218,350
4,815,000	3.88%, 03/01/2031	4,756,262
1,640,000	4.00%, 10/15/2033	1,615,252
350,000	Royal Bank of Canada 0.50%, 10/26/2023	348,544
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	15,838
1,255,000	3.24%, 10/05/2026	1,321,766
1,720,000	SBA Communications Corp REIT(b) 3.13%, 02/01/2029	1,651,200
	Shimao Group Holdings Ltd
1,300,000	5.60%, 07/15/2026	1,202,465
200,000	3.45%, 01/11/2031	167,900
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	551,363
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	5,178
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	446,460
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	733,945
2,385,000	3.65%, 07/08/2035	2,454,823
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	15,771
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	923,692
3,375,000	3.27%, 02/18/2036	3,335,755
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	292,540
2,590,000	Svenska Handelsbanken AB(b) 0.55%, 06/11/2024	2,566,697
	Synchrony Financial
20,000	2.85%, 07/25/2022	20,305
205,000	4.38%, 03/19/2024	219,204
1,790,000	Toronto-Dominion Bank 0.25%, 01/06/2023	1,785,907
195,000	Welltower Inc REIT 4.25%, 04/01/2026	215,598
		150,187,601
Industrial — 2.66%
1,795,000	Avnet Inc 4.63%, 04/15/2026	1,982,409
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,903,165
5,000	2.25%, 06/15/2026	5,049
4,285,000	2.95%, 02/01/2030	4,333,815

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 10,000	5.15%, 05/01/2030	$ 11,666
235,000	3.63%, 02/01/2031(f)	250,253
5,000	3.38%, 06/15/2046	4,922
5,000	3.63%, 03/01/2048	4,983
10,000	3.85%, 11/01/2048	10,561
3,580,000	3.75%, 02/01/2050(f)	3,766,779
35,000	5.81%, 05/01/2050	47,989
598,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	630,143
	Caterpillar Financial Services Corp
3,750,000	0.45%, 09/14/2023	3,743,963
1,130,000	0.45%, 05/17/2024	1,120,939
	Cemex SAB de CV(b)
1,295,000	5.13%, Perpetual(g)	1,337,909
905,000	5.20%, 09/17/2030	979,843
2,895,000	3.88%, 07/11/2031	2,905,711
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	5,194
1,260,000	5.40%, 02/01/2027	1,317,960
600,000	General Electric Co 3.63%, 05/01/2030	672,156
200,000	GMR Hyderabad International Airport Ltd(b) 4.25%, 10/27/2027	192,100
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	5,377
1,380,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	1,328,878
	Jabil Inc
660,000	1.70%, 04/15/2026	654,368
2,625,000	3.00%, 01/15/2031	2,686,885
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	100,875
	John Deere Capital Corp
3,615,000	2.95%, 04/01/2022	3,653,839
1,255,000	0.45%, 06/07/2024	1,243,431
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	411,342
790,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	779,137
	Spirit AeroSystems Inc
670,000	7.50%, 04/15/2025(b)	707,352
675,000	4.60%, 06/15/2028(f)	666,394
1,215,000	SYNNEX Corp(b) 1.75%, 08/09/2026	1,189,679
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	544,725
	TransDigm Inc
505,000	6.25%, 03/15/2026(b)	527,094
1,015,000	4.63%, 01/15/2029	1,008,656
		40,735,541
Technology — 1.16%
	Broadcom Inc
815,000	4.30%, 11/15/2032	907,479
Principal Amount(a)		Fair Value
Technology — (continued)
$ 820,000	2.60%, 02/15/2033(b)	$ 790,106
1,435,000	3.19%, 11/15/2036(b)	1,410,667
5,000	Dell International LLC / EMC Corp(b) 7.13%, 06/15/2024	5,081
715,000	International Business Machines Corp 2.85%, 05/13/2022	724,861
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	547,120
465,000	2.95%, 04/15/2031	474,478
	Microchip Technology Inc
310,000	4.33%, 06/01/2023	325,670
840,000	0.98%, 09/01/2024(b)	831,357
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,898
3,760,000	4.66%, 02/15/2030	4,291,664
325,000	MSCI INC(b) 3.25%, 08/15/2033	326,258
2,345,000	NVIDIA Corp 0.58%, 06/14/2024	2,334,220
15,000	NXP BV / NXP Funding LLC / NXP USA Inc(b) 3.15%, 05/01/2027	15,839
510,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	518,466
950,000	Qorvo Inc(b) 3.38%, 04/01/2031	982,100
2,710,000	salesforce.com Inc 0.63%, 07/15/2024	2,704,888
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	140,149
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	352,588
		17,688,889
Utilities — 0.40%
	AES Corp
605,000	3.95%, 07/15/2030(b)	661,567
255,000	2.45%, 01/15/2031	249,599
	Calpine Corp(b)
455,000	5.13%, 03/15/2028	452,725
740,000	3.75%, 03/01/2031	710,407
285,000	Edison International 4.95%, 04/15/2025	312,632
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	5,553
	NRG Energy Inc(b)
395,000	4.45%, 06/15/2029	432,968
490,000	5.25%, 06/15/2029	521,850
670,000	3.63%, 02/15/2031	652,078
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	100,300
1,130,000	4.30%, 03/15/2045	1,143,673
210,000	4.25%, 03/15/2046	213,546
685,000	3.50%, 08/01/2050	651,076

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 10,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	$ 10,398
		6,118,372
TOTAL CORPORATE BONDS AND NOTES — 28.11% (Cost $432,211,956)		$ 430,301,575
CONVERTIBLE BONDS
Communications — 0.69%
	DISH Network Corp
550,000	(3.11%), 12/15/2025(b)(h)	631,142
4,875,000	3.38%, 08/15/2026	4,966,827
650,000	Expedia Group Inc(b)(f)(h) (1.72%), 02/15/2026	701,732
1,495,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,613,410
945,000	Twitter Inc(b)(h) 2.08%, 03/15/2026	866,052
795,000	Uber Technologies Inc(b)(h) 0.96%, 12/15/2025	764,811
		10,543,974
Consumer, Cyclical — 0.26%
415,000	JetBlue Airways Corp(b)(f) 0.50%, 04/01/2026	398,490
665,000	Peloton Interactive Inc(b)(h) 2.89%, 02/15/2026	591,594
195,000	Penn National Gaming Inc 2.75%, 05/15/2026	614,430
1,735,000	Southwest Airlines Co 1.25%, 05/01/2025	2,435,506
		4,040,020
Consumer, Non-Cyclical — 0.46%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024(f)	895,578
3,080,000	1.25%, 05/15/2027	3,099,178
120,000	Guardant Health Inc(b)(h) (1.52%), 11/15/2027	132,155
570,000	Ionis Pharmaceuticals Inc(b)(h) 2.35%, 04/01/2026	516,306
535,000	Livongo Health Inc 0.88%, 06/01/2025	777,395
1,620,000	Teladoc Health Inc 1.25%, 06/01/2027	1,657,422
		7,078,034
Technology — 0.05%
675,000	Splunk Inc 1.13%, 06/15/2027	704,953
TOTAL CONVERTIBLE BONDS — 1.46% (Cost $21,786,792)		$ 22,366,981
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 3,475,000	European Investment Bank 0.25%, 09/15/2023	$ 3,458,301
	Export-Import Bank of Korea
30,700,000	INR, 6.75%, 08/09/2022	413,846
252,800,000	INR, 4.89%, 08/09/2023(b)	3,342,151
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,457,514
87,580,000	International Finance Corp INR, 5.85%, 11/25/2022	1,175,784
664,969(i)	Mexican Bonos MXN, 6.75%, 03/09/2023	3,239,091
65,000	Province of Quebec Canada(f) 0.60%, 07/23/2025	63,851
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.99% (Cost $15,383,215)		$ 15,150,538
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.81%
995,199	510 Asset Backed Trust(b)(e) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	993,196
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	776,937
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,680,208
169,274	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	169,415
21,340	BX Commercial Mortgage Trust(b)(c) Series 2020-BXLP Class C 1.21%, 12/15/2036 1-mo. LIBOR + 1.12%	21,293
945,115	CIM Trust(b)(e) Series 2021-NR2 Class A1 2.57%, 07/25/2059	942,312
20,000	Citigroup Commercial Mortgage Trust(b) Series 2019-PRM Class A 3.34%, 05/10/2036	20,961
1,040,000	Colony American Finance Ltd Issuer LLC(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/26/2029	1,035,702
405,000	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	405,655

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 105,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	$ 104,414
40,000	Credit Suisse Commercial Mortgage Securities Corp(b)(c) Series 2019-SKLZ Class D 3.69%, 01/15/2034 1-mo. LIBOR + 3.60%	39,538
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
200,000	4.18%, 09/15/2037	200,101
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	97,126
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	187,874
	Series 2021-RPL1 Class A1
410,757	1.67%, 09/27/2060(d)	409,849
	Series 2021-RPL4 Class A1
1,133,487	1.80%, 12/27/2060(d)	1,138,878
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
407,878	1.79%, 07/15/2038 1-mo. LIBOR + 1.70%	408,261
	Series 2021-ESH Class D
203,939	2.34%, 07/15/2038 1-mo. LIBOR + 2.25%	204,450
570,191	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	581,476
	Goldman Sachs Mortgage Securities Trust
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(d)	308,900
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	248,211
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	384,532
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(d)	981,357
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,499,871
	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
	Series 2012-C8 Class C
120,000	4.62%, 10/15/2045	121,141
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2012-LC9 Class C
$ 725,000	4.36%, 12/15/2047	$ 734,228
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
122,363	3.25%, 06/25/2060	124,130
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	922,963
	Series 2021-GS2 Class A1
528,109	1.75%, 04/25/2061(e)	525,697
	Series 2021-GS4 Class A1
230,854	1.65%, 11/25/2060(e)	229,134
600,000	Med Trust(b)(c) Series 2021-MDLN Class C 1.90%, 11/15/2026 1-mo. LIBOR + 1.80%	600,000
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M1
479,117	3.50%, 10/25/2069	504,087
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	130,752
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	754,401
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
100,000	3.28%, 10/15/2030(b)	99,465
	Series 2013-C12 Class C
65,000	4.76%, 10/15/2046(d)	64,912
	Series 2016-C30 Class C
785,000	4.11%, 09/15/2049(d)	783,478
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-5 Class A1
191,640	3.10%, 11/25/2025(e)	191,729
	Series 2021-1 Class A1
707,164	2.12%, 01/25/2026(d)	705,706
	Series 2021-2 Class A1
319,117	2.12%, 03/25/2026(d)	318,428
	Series 2021-3 Class A1
894,512	1.87%, 04/25/2026(e)	895,408
	Series 2021-4 Class A1
181,439	1.87%, 04/25/2026(e)	180,256
	Series 2021-5 Class A1
787,293	1.79%, 06/25/2026(e)	783,322
	Series 2021-8 Class A1
818,463	1.74%, 09/25/2026(d)	812,066
	Series 2021-9 Class A1
1,015,000	2.36%, 10/25/2026(d)	1,015,000
840,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	876,960

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 760,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	$ 758,016
100,000	UBS Commercial Mortgage Trust(d) Series 2018-C14 Class C 5.27%, 12/15/2051	104,617
110,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.81%, 05/10/2063	103,981
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
210,000	4.31%, 07/15/2046	209,395
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059	157,526
	WFRBS Commercial Mortgage Trust
	Series 2012-C6 Class AS
185,000	3.84%, 04/15/2045	185,825
	Series 2012-C7 Class AS
360,000	4.09%, 06/15/2045(d)	361,473
	Series 2012-C7 Class C
240,000	4.80%, 06/15/2045(d)	183,024
	Series 2013-C15 Class B
770,000	4.50%, 08/15/2046(d)	765,067
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	251,126
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	60,179
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(d)	314,982
		27,668,991
U.S. Government Agency — 21.19%
	Federal Home Loan Mortgage Corp
9,016	2.50%, 01/01/2029	9,388
88,051	3.00%, 11/01/2034	92,672
23,705	2.50%, 06/01/2035	24,668
197,618	2.00%, 09/01/2035	202,946
150,999	2.00%, 10/01/2035	155,071
371,944	2.00%, 12/01/2035	381,973
53,195	3.00%, 09/01/2036	56,236
57,004	3.00%, 12/01/2046	60,059
42,851	4.00%, 05/01/2047	46,300
33,864	4.50%, 10/01/2047	36,877
42,981	4.00%, 02/01/2048	46,349
5,171	4.50%, 06/01/2048	5,602
9,622	4.00%, 10/01/2048	10,306
13,744	3.50%, 09/01/2049	14,502
713,791	3.50%, 10/01/2049	752,935
16,232	3.00%, 11/01/2049	16,974
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 809,142	2.00%, 05/01/2051	$ 809,601
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K027 Class A2
40,000	2.64%, 01/25/2023	40,872
	Series K045 Class A2
2,810,000	3.02%, 11/25/2025	2,975,771
	Series K050 Class A2
2,300,000	3.33%, 08/25/2025(d)	2,473,649
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	2,121,547
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	702,964
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	2,269,578
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,749,762
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	969,609
	Series K064 Class A1
1,729,957	2.89%, 10/25/2026	1,797,194
	Series K064 Class A2
505,000	3.22%, 03/25/2027	550,421
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,735,296
	Series K067 Class A2
75,000	3.19%, 07/25/2027	82,002
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,529,236
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(d)	2,740,422
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	3,032,806
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,900,152
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,547,905
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	110,833
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	3,087,297
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,637,961
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	2,285,151
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,850,866
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,569,021
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,863,186
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(d)	2,553,458
	Series K095 Class A1
28,933	2.63%, 11/25/2028	30,604

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K730 Class A1
$ 16,997	3.45%, 09/25/2024	$ 17,426
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,370,255
	Series K740 Class A2
750,000	1.47%, 09/25/2027	752,198
19,905	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	20,852
	Federal National Mortgage Association
9,832	2.50%, 06/01/2030	10,293
350,958	3.00%, 10/01/2033	369,285
27,025	3.00%, 06/01/2034	28,786
29,621	3.00%, 07/01/2034	31,645
10,956	3.00%, 10/01/2034	11,541
23,688	3.00%, 11/01/2034	24,945
39,818	2.00%, 09/01/2035	40,892
371,758	2.00%, 10/01/2035	381,782
363,254	2.00%, 11/01/2035	373,048
370,513	2.00%, 12/01/2035	380,503
382,887	2.00%, 01/01/2036	394,006
13,010,786	2.00%, 10/01/2036	13,361,579
36,718	4.00%, 09/01/2047	39,629
18,896	3.50%, 01/01/2048	20,050
11,339	3.50%, 03/01/2048	12,043
7,607	4.00%, 06/01/2048	8,149
8,675	3.00%, 12/01/2049	9,067
53,005	3.00%, 01/01/2050	55,450
35,792	2.50%, 05/01/2050	36,786
343,142	2.50%, 06/01/2050	352,668
184,252	2.50%, 07/01/2050	189,368
23,483	2.50%, 08/01/2050	24,136
814,691	2.00%, 05/01/2051	815,403
11,315,074	2.00%, 10/01/2051	11,321,496
22,494,192	2.50%, 10/01/2051	23,118,667
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,600,312
	Series 2017-M1 Class A2
2,140,748	2.41%, 10/25/2026(d)	2,241,628
	Series 2018-M2 Class A2
2,255,000	2.90%, 01/25/2028(d)	2,426,819
	Government National Mortgage Association
29,649	3.50%, 04/20/2047	31,038
19,275	4.00%, 04/20/2047	20,642
29,258	3.00%, 02/20/2048	30,497
39,675	3.50%, 02/20/2048	41,791
	Uniform Mortgage-Backed Security(j)
69,645,000	2.00%, TBA	70,296,327
63,850,000	2.50%, TBA	65,666,967
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 68,700,000	3.00%, TBA	$ 71,588,245
		324,446,236
TOTAL MORTGAGE-BACKED SECURITIES — 23.00% (Cost $353,171,089)		$ 352,115,227
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,000,000	1.50%, 08/15/2022	4,043,594
5,220,000	0.13%, 09/30/2022	5,219,184
17,390,000	0.13%, 10/31/2022	17,384,566
27,830,000	0.13%, 11/30/2022	27,815,868
9,305,000	1.63%, 12/15/2022	9,451,845
13,925,000	0.13%, 12/31/2022	13,907,050
13,380,000	0.13%, 01/31/2023	13,356,480
12,745,000	0.13%, 02/28/2023	12,716,125
7,070,000	0.13%, 03/31/2023	7,049,839
12,650,000	0.13%, 04/30/2023	12,604,539
13,040,000	2.75%, 04/30/2023	13,506,078
5,095,000	1.75%, 05/15/2023	5,202,871
11,880,000	0.13%, 07/31/2023	11,817,816
9,800,000	2.75%, 07/31/2023	10,196,211
40,205,000	0.25%, 09/30/2023(f)	40,041,667
7,870,000	2.75%, 11/15/2023	8,225,687
16,000,000	0.13%, 12/15/2023	15,856,250
8,000,000	2.50%, 01/31/2024	8,341,562
17,350,000	2.75%, 02/15/2024	18,201,912
20,000,000	0.38%, 08/15/2024(f)	19,812,500
20,100,000	0.38%, 09/15/2024(f)	19,895,859
15,650,000	2.75%, 02/28/2025	16,619,566
3,620,000	2.75%, 06/30/2025	3,853,462
14,550,000	2.88%, 07/31/2025	15,568,500
33,000,000	0.75%, 08/31/2026	32,337,422
4,100,000	2.38%, 05/15/2027	4,339,594
14,250,000	0.38%, 09/30/2027	13,468,477
8,000,000	1.25%, 09/30/2028	7,888,750
10,875,000	2.38%, 05/15/2029	11,570,405
565,000	1.50%, 02/15/2030(f)	565,574
9,000,000	0.88%, 11/15/2030(f)	8,503,242
7,000,000	1.63%, 05/15/2031	7,049,219
9,500,000	1.25%, 08/15/2031(f)	9,231,328
18,150,000	1.13%, 08/15/2040	15,679,898
10,000,000	1.75%, 08/15/2041	9,626,562
5,000,000	2.50%, 02/15/2045	5,475,391
3,525,000	2.00%, 02/15/2050	3,565,207
5,500,000	1.25%, 05/15/2050	4,649,648
3,750,000	1.63%, 11/15/2050	3,478,125
9,800,000	2.00%, 08/15/2051	9,939,344
TOTAL U.S. TREASURY BONDS AND NOTES — 31.23% (Cost $482,261,996)		$ 478,057,217

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.01%
2,117	Newmont Corp	$ 114,318
Communications — 0.37%
2,541	Cisco Systems Inc	142,220
2,141	Comcast Corp Class A	110,111
46,559	T-Mobile US Inc(k)	5,355,682
		5,608,013
Consumer, Cyclical — 0.02%
285	Cummins Inc	68,354
226	Home Depot Inc	84,013
1,087	Starbucks Corp	115,298
887	Walmart Inc	132,536
		400,201
Consumer, Non-Cyclical — 0.07%
954	Abbott Laboratories	122,961
373	Anthem Inc	162,303
324	Automatic Data Processing Inc	72,735
2,332	Coca-Cola Co	131,455
728	Johnson & Johnson	118,577
1,605	Merck & Co Inc	141,320
937	Procter & Gamble Co	133,982
347	UnitedHealth Group Inc	159,783
		1,043,116
Energy — 0.02%
1,129	Chevron Corp	129,259
4,928	Williams Cos Inc	138,428
		267,687
Financial — 0.03%
548	American Tower Corp REIT	154,520
162	BlackRock Inc	152,840
1,467	Morgan Stanley	150,778
		458,138
Industrial — 0.03%
332	Deere & Co	113,647
347	Lockheed Martin Corp	115,315
554	Union Pacific Corp	133,736
719	United Parcel Service Inc Class B	153,485
		516,183
Technology — 0.03%
451	Accenture PLC Class A	161,814
915	Apple Inc	137,067
515	Clarivate PLC(k)	12,077
492	Microsoft Corp	163,157
Shares		Fair Value
Technology — (continued)
357	Texas Instruments Inc	$ 66,930
		541,045
Utilities — 0.02%
1,327	Duke Energy Corp	135,368
1,528	NextEra Energy Inc	130,384
		265,752
TOTAL COMMON STOCK — 0.60% (Cost $9,339,673)		$ 9,214,453
CONVERTIBLE PREFERRED STOCK
Communications — 0.12%
1,787	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	1,870,108
Consumer, Non-Cyclical — 0.17%
20,242	Bunge Ltd 4.88%	2,575,924
Energy — 0.00%(l)
396	El Paso Energy Capital Trust I 4.75%	19,985
Financial — 0.30%
1,596	Bank of America Corp 7.25%	2,290,292
1,539	Wells Fargo & Co 7.50%	2,338,073
		4,628,365
Technology — 0.07%
11,140	Clarivate PLC 5.25%	1,019,199
TOTAL CONVERTIBLE PREFERRED STOCK — 0.66% (Cost $10,021,783)		$ 10,113,581
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,930,000	BlackRock FedFund Institutional Class(m), 0.03%(n)	7,930,000
9,370,000	Federated Hermes Government Obligations Fund Premier Shares(m), 0.03%(n)	9,370,000
7,470,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(m), 0.01%(n)	7,470,000
9,035,000	Goldman Sachs Financial Square Government Fund Institutional Class(m), 0.03%(n)	9,035,000

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
9,260,000	Invesco Government & Agency Portfolio Institutional Class(m), 0.03%(n)	$ 9,260,000
7,470,000	JPMorgan U.S. Government Money Market Fund Capital Shares(m), 0.03%(n)	7,470,000
8,310,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(m), 0.03%(n)	8,310,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.84% (Cost $58,845,000)		$ 58,845,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.55%
$ 23,700,000	Federal Farm Credit Bank Funding Corp(h) 0.00%, 11/01/2021	23,700,000
U.S. Treasury Bonds and Notes — 13.58%
	U.S. Treasury Bills(h)
164,000,000	0.01%, 11/09/2021	163,999,678
44,000,000	0.04%, 11/16/2021	43,999,262
		207,998,940
Repurchase Agreements — 3.11%
22,341,314	Repurchase agreement (principal amount/value $22,342,168 with a maturity value of $22,342,261) with Bank of America Securities Inc, 0.05%, dated 10/31/21 to be repurchased at $22,341,314 on 11/1/21 collateralized by U.S Government Agency securities, 1.50% - 5.00%, 9/1/28 - 1/1/59, with a value of $22,789,011.(m)	22,341,314
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 25,286,872	Repurchase agreement (principal amount/value $25,287,839 with a maturity value of $25,287,944) with RBC Capital Markets Corp, 0.05%, dated 10/31/21 to be repurchased at $25,286,872 on 11/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 10/31/21 - 7/20/51, with a value of $25,793,596.(m)	$ 25,286,872
		47,628,186
TOTAL SHORT TERM INVESTMENTS — 18.24% (Cost $279,327,126)		$ 279,327,126
TOTAL INVESTMENTS — 117.81% (Cost $1,811,221,158)		$1,803,679,772
OTHER ASSETS & LIABILITIES, NET — (17.81)%		$ (272,706,592)
TOTAL NET ASSETS — 100.00%		$1,530,973,180

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 29, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at October 29, 2021. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at October 29, 2021.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of October 29, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
Currency Abbreviations:
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 29, 2021 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
ASSETS:
Investments in securities, fair value (including $104,247,123 of securities on loan)(a)	$1,756,051,586
Repurchase agreements, fair value(b)	47,628,186
Cash	45,755,917
Dividends and interest receivable	5,749,075
Subscriptions receivable	3,158,441
Receivable for investments sold	65,443
Total Assets	1,858,408,648
LIABILITIES:
Payable for TBA investments purchased	208,105,293
Payable for director fees	6,379
Payable for investments purchased	10,906,407
Payable for other accrued fees	51,276
Payable for shareholder services fees	408,704
Payable to investment adviser	443,684
Payable upon return of securities loaned	106,473,186
Redemptions payable	1,040,539
Total Liabilities	327,435,468
NET ASSETS	$1,530,973,180
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,470,697
Paid-in capital in excess of par	1,523,783,647
Undistributed/accumulated deficit	(8,281,164)
NET ASSETS	$1,530,973,180
NET ASSETS BY CLASS
Investor Class	$1,522,445,235
Institutional Class	$8,527,945
CAPITAL STOCK:
Authorized
Investor Class	580,000,000
Institutional Class	15,000,000
Issued and Outstanding
Investor Class	153,945,701
Institutional Class	761,271
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.89
Institutional Class	$11.20
(a) Cost of investments	$1,763,592,972
(b) Cost of repurchase agreements	$47,628,186
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 29, 2021 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
INVESTMENT INCOME:
Interest	$7,094,972
Income from securities lending	8,289
Dividends	167,217
Total Income	7,270,478
EXPENSES:
Management fees	2,210,598
Shareholder services fees – Investor Class	2,025,203
Audit and tax fees	18,988
Custodian fees	12,321
Director's fees	10,406
Legal fees	4,460
Pricing fees	22,298
Registration fees	156,063
Shareholder report fees	11,577
Transfer agent fees	3,640
Other fees	992
Total Expenses	4,476,546
Less amount waived by investment adviser	19,230
Net Expenses	4,457,316
NET INVESTMENT INCOME	2,813,162
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(583,459)
Net Realized Loss	(583,459)
Net change in unrealized depreciation on investments and foreign currency translations	(1,450,481)
Net Change in Unrealized Depreciation	(1,450,481)
Net Realized and Unrealized Loss	(2,033,940)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$779,222
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 29, 2021 and fiscal year ended April 30, 2021
Great-West Core Strategies: Flexible Bond Fund	2021 (Unaudited)	2021
OPERATIONS:
Net investment income	$2,813,162	$1,664,647
Net realized loss	(583,459)	(3,840,019)
Net change in unrealized depreciation	(1,450,481)	(6,617,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	779,222	(8,792,705)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class(a)	-	(1,087,147)
Institutional Class	-	(1,851)
From Net Investment Income and Net Realized Gains	0	(1,088,998)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	654,507,110	1,018,991,876
Class L(b)	-	551,676
Institutional Class	4,850,739	3,292,341
Shares issued in reinvestment of distributions
Investor Class(a)	-	1,087,147
Institutional Class	-	1,851
Shares redeemed
Investor Class(a)	(84,638,359)	(58,149,158)
Class L(b)	-	(1,190,455)
Institutional Class	(630,162)	(9,673,847)
Net Increase in Net Assets Resulting from Capital Share Transactions	574,089,328	954,911,431
Total Increase in Net Assets	574,868,550	945,029,728
NET ASSETS:
Beginning of Period	956,104,630	11,074,902
End of Period	$1,530,973,180	$956,104,630
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	65,855,053	102,376,061
Class L(b)	-	51,107
Institutional Class	431,390	294,044
Shares issued in reinvestment of distributions
Investor Class(a)	-	108,550
Institutional Class	-	164
Shares redeemed
Investor Class(a)	(8,525,934)	(5,868,029)
Class L(b)	-	(109,341)
Institutional Class	(55,889)	(871,674)
Net Increase	57,704,620	95,980,882
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/29/2021(Unaudited)	$ 9.85	0.02	0.02	0.04	—	—	—	$ 9.89	0.41% (c)
4/30/2021 (d)	$10.00	0.03	(0.17)	(0.14)	(0.01)	—	(0.01)	$ 9.85	(1.35%) (c)
Institutional Class
10/29/2021(Unaudited)	$11.14	0.04	0.02	0.06	—	—	—	$11.20	0.54% (c)
4/30/2021	$10.86	0.17	0.11	0.28	(0.00) (e)	—	(0.00) (e)	$11.14	2.60%
4/30/2020	$10.13	0.28	0.65	0.93	(0.20)	—	(0.20)	$10.86	9.32%
4/30/2019 (f)	$10.00	0.27	0.12	0.39	(0.26)	(0.00) (e)	(0.26)	$10.13	3.93% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
10/29/2021(Unaudited)	$1,522,445	0.77% (i)	0.77% (i)	0.48% (i)	128% (c)
04/30/2021 (d)	$ 951,807	0.79% (i)	0.79% (i)	0.42% (i)	180%
Institutional Class
10/29/2021(Unaudited)	$ 8,528	1.08% (i)	0.45% (i)	0.80% (i)	128% (c)
04/30/2021	$ 4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$ 10,459	1.37%	0.45%	2.64%	60%
04/30/2019 (f)	$ 8,949	1.67% (i)	0.45% (i)	3.21% (i)	17% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 20% for the period ended October 29, 2021 and 51% for the year ended April 30, 2021.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Core Strategies: Flexible Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - October 29, 2021

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

Semi-Annual Report - October 29, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 148,188,074	$ —	$ 148,188,074
Corporate Bonds and Notes	—	430,301,575	—	430,301,575
Convertible Bonds	—	22,366,981	—	22,366,981
Foreign Government Bonds and Notes	—	15,150,538	—	15,150,538
Mortgage-Backed Securities	—	352,115,227	—	352,115,227
U.S. Treasury Bonds and Notes	—	478,057,217	—	478,057,217
Common Stock	9,214,453	—	—	9,214,453
Convertible Preferred Stock	2,290,292	7,823,289	—	10,113,581
Government Money Market Mutual Funds	58,845,000	—	—	58,845,000
Short Term Investments	—	279,327,126	—	279,327,126
Total Assets	$ 70,349,745	$ 1,733,330,027	$ 0	$ 1,803,679,772
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Semi-Annual Report - October 29, 2021

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - October 29, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 29, 2021 were as follows:
Federal tax cost of investments	$1,812,224,453
Gross unrealized appreciation on investments	6,896,848
Gross unrealized depreciation on investments	(15,441,529)
Net unrealized depreciation on investments	$(8,544,681)
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM or the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.38% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.45% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 29, 2021, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Expires October 29, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$108,952	$120,062	$79,227	$19,230	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - October 29, 2021

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $833,250 for the period January 1 through October 29, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 29, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $335,769,143 and $71,887,614, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,660,952,062 and $1,386,769,371, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 29, 2021, the Fund had securities on loan valued at $104,247,123 and received collateral as reported on the Statement of Assets and Liabilities of $106,473,186 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 29, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$11,571,932
U.S. Treasury Bonds and Notes	94,901,254
Total secured borrowings	$106,473,186
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 29, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 29, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2021